DEPOSITS (Schedule of Retail Deposit Accounts) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Amount
Non-interest-earning checking	$ 19,396	$ 17,284
Interest-earning checking	23,787	22,201
Savings accounts	45,524	47,232
Money market accounts	22,484	23,050
Savings certificates	32,313	30,250
Advance payments by borrowers for taxes and insurance	1,785	1,261
Total	$ 145,289	$ 141,278
Percent of Portfolio
Non-interest-earning checking	13.40%	12.20%
Interest-earning checking	16.40%	15.70%
Savings accounts	31.30%	33.50%
Money market accounts	15.50%	16.30%
Savings certificates	22.20%	21.40%
Advance payments by borrowers for taxes and insurance	1.20%	0.90%
Total	100.00%	100.00%